                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                        PROSPECTUS DATED APRIL 30, 2012
            (INVESTORS CHOICE, CAPITAL STRATEGIST, IMPRINT, STRIVE)

This Supplement revises information contained in the prospectus dated April 30, 2012 for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                 Mortality and Expense Charge             1.25%
                 Administration Charge                    0.15%
                                                          -----
                 Total Separate Account Annual Expenses*  1.40%

* Total Separate Account Annual Expenses are currently 1.15% for Strive
Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                                                                                              Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including
management fees, 12b-1 Service fees, and other expenses)                                        0.26%   1.03%

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                                                NET
                                                    DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                       AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                        MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                           FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund     0.71%         --          0.31%    0.01%    1.03%       0.01%       1.02%
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                    0.55%         --          0.09%     --      0.64%        --         0.64%
----------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                    0.45%         --          0.10%    0.02%    0.57%        --         0.57%
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio                           0.55%         --          0.11%     --      0.66%        --         0.66%
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 NET
                                                     DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                        AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                            FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                      0.17%         --          0.09%     --      0.26%        --         0.26%
-----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                          0.70%         --          0.14%     --      0.84%        --         0.84%
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio        0.51%         --          0.03%     --      0.54%        --         0.54%
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio     0.68%         --          0.07%     --      0.75%       0.06%       0.69%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth
  Portfolio                                 0.64%         --          0.05%     --      0.69%       0.01%       0.68%
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                0.48%         --          0.03%     --      0.51%        --         0.51%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value
  Portfolio                                 0.57%         --          0.02%     --      0.59%        --         0.59%
-----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock
  Portfolio                                 0.79%         --          0.08%     --      0.87%       0.12%       0.75%
-----------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio            0.33%         --          0.02%     --      0.35%       0.02%       0.33%
-----------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                   0.60%         --          0.02%     --      0.62%       0.07%       0.55%
-----------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio               0.25%         --          0.02%     --      0.27%       0.01%       0.26%
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio               0.55%         --          0.04%     --      0.59%        --         0.59%
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio             0.25%         --          0.06%    0.11%    0.42%       0.00%       0.42%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth
  Portfolio                                 0.48%         --          0.04%     --      0.52%        --         0.52%
-----------------------------------------------------------------------------------------------------------------------

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE FUNDS

The following Funds are offered as investment options under the Contracts. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

Your investment choices are:

Funding Option                        Investment Objective         Investment Adviser/Subadviser
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
-------------------------------------------------------------------------------------------------
Invesco V.I. International     Seeks long-term growth of capital.     Invesco Advisers, Inc.
  Growth Fund
-------------------------------------------------------------------------------------------------

Funding Option                                    Investment Objective                     Investment Adviser/Subadviser
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio         Seeks long-term capital appreciation.                      Fidelity Management &
                                                                                           Research Company
                                                                                           Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio         Seeks reasonable income. The fund will also consider the   Fidelity Management &
                                potential for capital appreciation. The fund's goal is to  Research Company
                                achieve a yield which exceeds the composite yield on the   Subadviser: FMR Co., Inc.
                                securities comprising the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                Seeks to achieve capital appreciation.                     Fidelity Management &
                                                                                           Research Company
                                                                                           Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio          Seeks as high a level of current income as is consistent   Fidelity Management &
                                with preservation of capital and liquidity.                Research Company
                                                                                           Subadviser: Fidelity
                                                                                           Investments Money
                                                                                           Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio              Seeks long-term growth of capital.                         Fidelity Management &
                                                                                           Research Company
                                                                                           Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture      Seeks high current income and the opportunity for capital  MetLife Advisers, LLC
  Portfolio                     appreciation to produce a high total return.               Subadviser: Lord, Abbett &
                                                                                           Co. LLC
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International   Seeks capital appreciation.                                MetLife Advisers, LLC
  Portfolio                                                                                Subadviser: Massachusetts
                                                                                           Financial Services Company
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap          Seeks capital appreciation.                                MetLife Advisers, LLC
  Growth Portfolio                                                                         Subadviser: Morgan Stanley
                                                                                           Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio    Seeks maximum total return, consistent with the            MetLife Advisers, LLC
                                preservation of capital and prudent investment             Subadviser: Pacific Investment
                                management.                                                Management Company LLC
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap         Seeks long-term capital appreciation by investing in       MetLife Advisers, LLC
  Value Portfolio               common stocks believed to be undervalued. Income is a      Subadviser: T. Rowe Price
                                secondary objective.                                       Associates, Inc.
--------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International   Seeks long-term growth of capital.                         MetLife Advisers, LLC
  Stock Portfolio                                                                          Subadviser: Baillie Gifford
                                                                                           Overseas Limited
--------------------------------------------------------------------------------------------------------------------------
BlackRock Money Market          Seeks a high level of current income consistent with       MetLife Advisers, LLC
  Portfolio                     preservation of capital.                                   Subadviser: BlackRock
                                                                                           Advisors, LLC
--------------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio       Seeks long-term growth of capital.                         MetLife Advisers, LLC
                                                                                           Subadviser: Jennison
                                                                                           Associates LLC
--------------------------------------------------------------------------------------------------------------------------

Funding Option                                    Investment Objective                    Investment Adviser/Subadviser
------------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio    Seeks to track the performance of the Standard & Poor's   MetLife Advisers, LLC
                                 500(R) Composite Stock Price Index.                       Subadviser: MetLife
                                                                                           Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio    Seeks a favorable total return through investment in a    MetLife Advisers, LLC
                                 diversified portfolio.                                    Subadviser: Massachusetts
                                                                                           Financial Services Company
------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio  Seeks to track the performance of the Russell 2000(R)     MetLife Advisers, LLC
                                 Index.                                                    Subadviser: MetLife
                                                                                           Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap          Seeks long-term capital growth.                           MetLife Advisers, LLC
  Growth Portfolio                                                                         Subadviser: T. Rowe Price
                                                                                           Associates, Inc.
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTOR

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

ADDITIONAL INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut (MetLife of Connecticut), MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife of Connecticut and MetLife Investors, like MetLife Investors USA, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT

--------------------------------------------------------------------------------

For the INVESTORS CHOICE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Baillie Gifford International Stock Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the CAPITAL STRATEGIST ANNUITY, the following Funds are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the IMPRINT ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   MFS(R) Research International Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Jennison Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the STRIVE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Jennison Growth Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R2V, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   MetLife Stock Index Portfolio
--------------------------------------------------------------------------------

For Contract Numbers 135R1V and 135R1C, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Money Market Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

A Fixed Account Option is also available with 135R1C Contracts.